SUBSEQUENT EVENTS	6 Months Ended
Sep. 30, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

16. SUBSEQUENT EVENTS

(a)	On November 1, 2021, Generac Holdings Inc. (“Generac”) announced the signing of an agreement to acquire all of the issued and outstanding shares of ecobee Inc. (“ecobee”), including all of the ecobee shares held by the Company. The Company holds approximately 8% of the ecobee and at closing anticipates receiving approximately $61 million, comprised of approximately $18 million cash and $43 million of Generac stock. The Company can receive up to an additional approximate CAD $10 million in Generac stock over calendar 2022 and 2023, provided that certain performance targets are achieved by ecobee. Generac stock trades on the New York Stock Exchange under the symbol GNRC.

The Company has designated these investments at fair value through profit and loss under the IFRS 9, “Financial Instruments”. As a result of the above-mentioned transaction, a fair value gain of $29 million has been recorded in the Interim Condensed Consolidated Statement of Income in the three months ended September 30, 2021.

(b)	On November 3, the Company filed an application with the Ontario Court seeking an extension of the maturity date of the DIP Facility until September 30, 2022. The Company also requested that the stay period under the CCAA Proceedings be extended to February 17, 2022. The Ontario Court scheduled a hearing on November 10, 2021 to consider these matters.